Supplementary Cash Flow Information (Tables)	3 Months Ended
Mar. 31, 2014
Supplementary Cash Flow Information (Tables) [Abstract]
Schedule of supplemental Cash Flow information
	Three months ended March 31,
	2014	2013
Supplementary cash flow information:
Cash paid for interest	$164,393	$165,596
Cash paid for income taxes (1)	$83,138	$59,708
Cash inflow for income taxes from stock option exercises	$545	$522

Supplemental disclosures of cash flow information:
Details for acquisitions:
Assets acquired	$(31,589)	$(69,485)
Liabilities assumed	2,251	3,334
Noncontrolling interest subject to put provisions	-	6,294
Noncontrolling interest	288	4,527
Obligations assumed in connection with acquisition	7,569	3,690
Cash paid	(21,481)	(51,640)
Less cash acquired	105	2,530
Net cash paid for acquisitions	(21,376)	(49,110)
Cash paid for investments	(112,848)	(22,185)
Cash paid for intangible assets	(2,933)	(919)
Total cash paid for acquisitions and investments, net of cash acquired, and purchases of intangible assets	$(137,157)	$(72,214)

(1) Net of tax refund.